Activities of Orange Bank - Assets available for sale (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Categories of financial assets [abstract]
Financial assets at beginning of period	€ 1,769
Change in fair value recognized in other comprehensive income during the period	3	€ (5)
Financial assets at end of period	1,795	1,769
Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	745
First integration of Orange Bank	15	1,018
Acquisitions	325
Repayments and disposals	(301)	(268)
Change in fair value recognized in other comprehensive income during the period	3	(5)
Reclassifications and other items	8
Financial assets at end of period	€ 795	€ 745